SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS

Private Placement

On September 26, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with multiple investors (collectively, the “Investors”) relating to the issuance and sale of the Company’s Common Stock in a private placement.  The Purchase Agreement was closed on October 2, 2012 (the “Closing Date”) through which the Company sold an aggregate of 3,953,489 shares of its Common Stock (the “Shares”) at $2.15 per share for an aggregate purchase price of $8,500,001. The Company plans to use the net proceeds from the sale of the Shares for research and development of the Company’s drug candidates, working capital and general corporate purposes.

In connection with the private placement, Jefferies & Company, Inc. ("Jefferies”) served as the Company’s exclusive placement agent.  Jefferies’ compensation for the transaction is a cash fee of $552,500.  The Company also paid legal fees and expenses for the Investors in the aggregate of $27,000, resulting in net proceeds to the Company of $7,920,501.

The Shares were issued in reliance upon the exemptions from registration under the Securities Act of 1933, as amended, provided by Section 4(2) and Rule 506 of Regulation D promulgated thereunder. The Shares were issued directly by the Company and did not involve a public offering or general solicitation. The Investors in the private placement are “Accredited Investors” as that term is defined in Rule 501 of Regulation D and are acquiring the Shares for investment only and not with a present view toward, or for resale in connection with, the public sale or distribution thereof.

As part of the Purchase Agreement, the Company agreed to file a registration statement (the “Registration Statement”) covering the resale of the Shares no later than 45 days from the Closing Date.   The Company shall use its best efforts to effect the registration (including a declaration of effectiveness of the Registration Statement by the SEC) no later than 90 days from the Closing Date (120 days if reviewed by SEC) (the “Effectiveness Date”). If the Registration Statement does not become effective on or before the Effectiveness Date, the Company has agreed, among other things, to pay to the Investors 1.5% of each Investor’s aggregate purchase price of the Shares for each 30-day period that the Registration Statement is not effective, up to a maximum of 10% of such aggregate purchase price.

New Products

On November 6, 2012, the Company plans the release of the following new products in its BocaGreen generic prescription line:

BocaGreenMD™ Prena1 Plus is a comprehensive single-dose dietary supplement containing one prenatal tablet with 16 vitamins and minerals, plus one softgel with 300 mg of plant-based life’s DHA.

BocaGreenMD™ Prena1 is a convenient single-dose softgel with 14 vitamins, minerals and 200 mg of plant-based life’s DHA.

BocaGreenMD™ Prena1 Chew is a single daily easy to chew, vanilla-flavored, chewable tablet ideal for women planning a pregnancy and those with difficulty swallowing tablets or capsules, or where nausea or morning sickness make taking tablets or capsules difficult.

Employment Agreements

On November 8, 2012, the Company’s Compensation Committee recommended that the Board of Directors approve employment agreements with the Company’s executive officers, namely: Chief Executive Officer (Robert G. Finizio), President (John C.K. Milligan, IV) and Chief Financial Officer (Daniel A. Cartwright) (each an “Executive; together the “Executives”).  The Company’s Board of Directors approved the Employment Agreements with an effective date of November 8, 2012.  With the exception of compensation, the three-year employment agreements are substantially the same with the Executives receiving employee benefits, vacation and other perquisites as may be determined from time to time and an automatic renewal option for one additional year. Conditions of termination for all employment agreements call for (i) termination immediately upon death, (ii) termination upon a disability in which the Executive is unable to perform his duties for more than 180 total calendar days during any 12-month period, (iii) voluntary termination by the Executive upon a 14 calendar day prior notice, (iv) involuntary termination by the Company without cause with 60-day notice or 90-day notice when termination is due to the non-extension of the employment term by the Company, (v) termination for cause and (vi) termination for good reason wherein the Executive shall have 90 days from the date of notice to terminate his employment.  In addition, if the Company is subject to a change in control, the Executive shall be entitled to receive severance benefits as outlined therein.  The employment agreements contain standard provisions for confidentiality and noncompetition.

Compensation for services rendered by Robert G. Finizio as Chief Executive Officer calls for:  (i) a time-based ten-year stock option (the “Time-Based Option”) granted and issued on November 30, 2012 ("Date of Grant”) to purchase 900,000 shares of the Company’s Common Stock with the exercise price equal to the closing price of the Company’s Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a performance-based ten-year stock option (the “Performance-Based Option”) in an amount to be determined, (iii) a base salary of not less than $355,100 per year and (iv) an annual short-term incentive compensation bonus of up to 35% of the base salary, at the discretion of the Company’s Board of Directors.

Compensation for services rendered by John C.K. Milligan, IV as President calls for:  (i) a Time-Based Option granted and issued on the Date of Grant to purchase 800,000 shares of the Company’s Common Stock with the exercise price equal to the closing price of the Company’s Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $288,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of the Board of Directors.

Compensation for services rendered by Daniel A. Cartwright as Chief Financial Officer calls for:  (i) a Time-Based Option granted and issued on the Date of Grant to purchase 700,000 shares of the Company’s Common Stock with the exercise price equal to the closing price of the Company’s Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $257,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of the Company’s Board of Directors.

NOTE O – SUBSEQUENT EVENTS

Formation of New Subsidiary

On January 10, 2012, the Company formed a new wholly owned subsidiary, BocagreenMD, Inc., a Nevada corporation, for the purpose of selling certain of its products to select markets.

Issuance of Promissory Notes

Between January 2012 and February 10, 2012, the Company issued Promissory Notes for an aggregate of $700,000 (the “Notes”).  The Notes bore interest at a rate of six (6%) per annum and were due on March 1, 2012.  The Notes were repaid on February 24, 2012 through the issuance of Secured Promissory Notes as outlined below.

Issuance of Secured Promissory Notes

On February 24, 2012, TherapeuticsMD, Inc. (the “Company”) sold and issued Secured Promissory Notes (the “Notes”) to Steven G. Johnson (“Johnson”) and Plato & Associates, LLC (“Plato”) in the principal base amount of $1,358,014 and $1,357,110 respectively (the “Principal Base Amount(s)”) pursuant to the terms of that certain Note Purchase Agreement (the “Note Purchase Agreement”) of even date therewith.  As consideration for the Notes, Johnson and Plato surrendered certain promissory notes  previously issued by the Company in the aggregate amount of $858,014 and $857,110 respectively (which sums include principle and interest through February 24, 2011) (collectively known as the “Prior Notes”).  As a result of the foregoing the Company received an aggregate of $1,000,000 of new funding from Johnson and Plato.  On March 23, 2012, each of Johnson and Plato loaned the Company an additional $500,000 under the Notes for an aggregate of $1,000,000.

The Principal Base Amount of each Note, plus any and all additional advances made to the Company thereafter (the “Aggregated Principal Amount”), together with accrued interest at the annual rate of six percent (6%), is due in one lump sum payment twenty-four (24) months from the date of issuance of the Notes (the “Maturity Date”).  As security for the Company’s obligations under the Note Purchase Agreement and the Notes, the Company entered into a Security Agreement of even date therewith and pledged all of its assets, tangible and intangible, as further described therein.

As an inducement for the Purchasers to lend additional funds to the Company as outlined therein on Schedule I to the Note Purchase Agreement, and for the Purchaser’s leniency to, in essence, extend the maturity date of the Prior Notes for an additional twenty-four month period, the Purchasers, and/or assigns, received Company Warrant(s) to purchase an aggregate of 9,000,000 Shares.  The Company Warrant(s) shall terminate on the date that is five (5) years from the date of the issuance of the Notes and shall have an exercise price of $0.38 per share.  The Company is currently evaluating and quantifying the affect of the issuance of the Company Warrants on its financial statements.

Extension and/or Payment of Promissory Notes

As previously mentioned herein, on June 1, 2011, VitaMed Promissory Notes in the aggregate of $500,000.  The due date for three of the VitaMed Promissory Notes in the aggregate of $150,000 had previously been extended to March 1, 2012.  Two of the VitaMed Promissory Notes were further extended to April 14, 2012 and the other was further extended to June 1, 2012.

In November and December, 2011, the Company sold six-percent Promissory Notes for an aggregate of $800,000 with due dates of March 1, 2012.  As mentioned hereinabove, these Notes were paid in full on February 24, 2011 through the issuance of Secured Promissory Notes to Johnson and Plato.

In December 2011, the Company sold four-percent Promissory Notes for an aggregate of $100,000 with due dates of March 1, 2012.  These Notes were further extended by mutual agreement to April 14, 2012.

As previously mentioned herein, the Bank LOC in the principle amount of $300,000 was extended until March 1, 2013.

Approval of 2012 Stock Incentive Plan

On February 23, 2012, the Company’s Board of Directors adopted the 2012 Stock Incentive Plan, a non-qualified plan not requiring approval by the Company’s shareholders (“2012 SOP”).  There are 10,000,000 shares authorized for issuance thereunder.  No shares have been issued under the 2012 SOP.

Election of Additional Directors

On February 29, 2012, the Company’s Board of Directors elected four additional individuals to serve as members of its Board of Directors, including: Samuel A. Greco, Cooper Collins, Robert V. LaPenta, Jr. and Nicholas Segal.

Issuance of Company Options

On February 27, 2012, the Company issued Company Options to Robert G. Finizio and John Milligan, officers and directors of the Company.  The ten-year Company Options are for 300,000 shares each and have an exercise price of $2.20 per share.  The Company Options vest in full on February 27, 2013.

Approval of Committee Charters and Committee Appointments

On February 29, 2012, the Company’s Board of Directors (i) approved charters for each of the Audit Committee, Compensation Committee and Corporate Governance Committee, (ii) appointed members to each committee and (iii) named a Chair of each committee.

Members of the Audit Committee include Robert V. LaPenta, Jr., Samuel A. Greco and Nicholas Segal.  Mr. LaPenta, Jr. will serve as Chair.

Members of the Compensation Committee include Cooper Collins, Robert G. Finizio and Nicholas Segal.  Mr. Collins will serve as Chair.

Members of the Corporate Governance Committee include John C.K. Milligan, IV, Brian Bernick and Robert LaPenta, Jr.  Mr. Milligan will serve as Chair.

Release of First Prescription Product

On March 1, 2012, the Company launched its first prescription prenatal vitamin, vitaMedMD™ Plus Rx, a single-dose product containing one prenatal vitamin tablet and one life’s DHA™ capsule.

Cancelation of Options

Between January 1, 2012 and March 24, 2011, Company Options for an aggregate of 5,000 shares were canceled due to expiration of the Company Option or termination of the employee.